INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2 0 1 5	2 0 1 4
	(in thousands)

Work in process	$-	$72
Finished products	$-	$104
	$-	$176